Supplement to the
Fidelity® Series All-Sector Equity Fund
Class F
April 1, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 13.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 14.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

ASE-F-11-01  November 14, 2011
1.907679.102

Supplement to the
Fidelity® Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund
April 1, 2011
Prospectus

The following information replaces similar information for Fidelity Series All-Sector Equity Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section beginning on page 19.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (industrials sector), which he has managed since October 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Matthew Friedman found in the "Fund Management" section on page 20.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (materials sector), which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

DLF-11-01  November 14, 2011
1.882075.106